INCOME STATEMENT - USD ($)	3 Months Ended		9 Months Ended		12 Months Ended
	Sep. 30, 2020	Sep. 30, 2019	Sep. 30, 2020	Sep. 30, 2019	Dec. 31, 2019	Dec. 31, 2018
Revenue
Sales	$ 2,486,678	$ 3,629,621	$ 7,476,938	$ 14,157,742	$ 15,060,840	$ 25,583,761
Cost of goods sold	1,682,902	2,181,802	4,655,274	8,557,686	10,244,236	16,624,328
Gross profit	803,776	1,447,819	2,821,664	5,600,056	4,816,604	8,959,433
Operating expenses
Research and development	0	0	0	0	0	0
Sales & Marketing	743,209	1,695,562	2,422,382	5,108,343	6,058,456	7,894,819
General & Administrative Expenses	437,242	172,461	927,757	627,756	1,791,840	811,420
Total operating expenses	1,180,451	1,868,023	3,350,139	5,736,099	7,850,296	8,706,239
Financing expenses
Interest Exp	90,122	84,764	356,072	247,982	334,139	10,560
Total Financing expenses	90,122	84,764	356,072	247,982	334,139	10,560
Total Expenses	1,270,573	1,952,787	3,706,211	5,984,081	8,184,434	8,716,799
Profit (Loss) before Income Tax	(466,797)	(504,968)	(884,546)	(384,025)	(3,367,831)	242,634
Provision for Income Tax	0	0	0	0	0	0
Net Profit (Loss)	$ (466,797)	$ (504,968)	$ (884,546)	$ (384,025)	$ (3,367,831)	$ 242,634
Earnings per share
Basic and diluted	$ (0.000599)	$ (0.000721)	$ (0.001134)	$ (0.000548)	$ (0.0050)	$ 0.0004
Basic and diluted weighted average common shares outstanding	779,836,384	700,836,384	779,836,384	700,836,384	700,836,384	569,364,712